Investment Strategy	Jul. 25, 2025
T. Rowe Price Short-Term Bond Fund, Inc.
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund invests in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and asset- and mortgage-backed securities. The fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities of issuers in emerging markets. The fund’s average effective maturity normally does not exceed three years. The fund only purchases securities that are rated within one of the four highest credit rating categories at the time of purchase by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. The fund may continue to hold a security that has been downgraded after purchase.

The fund may use a variety of derivatives, such as futures, options, forwards, and swaps for a number of purposes, such as for exposure or hedging. The fund specifically uses interest rate futures and interest rate futures options. Interest rate futures and interest rate future options are typically used in an effort to manage its exposure to changes in interest rates or to adjust portfolio duration. Additionally, the fund uses mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market as a means of adjusting the fund’s duration and gaining exposure to investment-grade bonds.

Investment decisions generally reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase securities with longer maturities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.
T. Rowe Price Ultra Short-Term Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund invests in a diversified portfolio of shorter-term investment-grade fixed income securities, including corporate, government, mortgage- and asset-backed securities, municipal securities, money market securities and bank obligations, and securities of foreign issuers. All of the securities purchased by the fund will be rated investment grade (i.e., rated in one of the four highest credit rating categories) at the time of purchase by at least one of the credit rating agencies or, if unrated, deemed by the adviser to be investment-grade quality. The fund will not be required to sell a holding if it is later downgraded to a below investment-grade rating. While the fund may purchase an individual security with an effective maturity of up to five years, under normal conditions the fund’s dollar-weighted average effective maturity will be 1.5 years or less.

The fund may use a variety of derivatives, such as futures, forwards, and swaps for a number of purposes, such as exposure or hedging. Specifically, the fund uses interest rate futures, interest rate future options, credit default swap indexes, and forward currency exchange contracts. Interest rate futures and interest rate future options are used to manage the fund’s cash flow, exposure to changes in interest rates or to adjust portfolio duration. Credit default swap indexes are primarily used to hedge the portfolio’s overall credit risk or to efficiently gain exposure to certain sectors or asset classes (such as high yield bonds). Forward currency exchange contracts are typically used to protect the fund’s non-U.S. dollar-denominated securities from adverse currency movements.

Investment decisions generally reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase securities with longer maturities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.
T. Rowe Price Short Duration Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund invests in a diversified portfolio of short-duration fixed income securities. The portfolio seeks to optimize income, consistent with limiting volatility and managing risk across different market conditions and stages of the credit cycle. The fund invests in investment-grade corporate and securitized instruments within the U.S. while also incorporating “plus” sectors to enhance income and portfolio diversification.

Securitized instruments include commercial mortgage-backed securities, residential mortgage-backed securities, and asset-backed securities (ABS), including collateralized loan obligations (CLOs). “Plus” sectors include below investment-grade (also known as high yield) instruments, leveraged loans (or bank loans), and international and emerging market debt. The fund also invests in U.S. government and agency securities.

The fund’s effective duration is normally 3 years or less. Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years and takes into account the time value of cash flows generated over the bond’s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years–the duration.

Since duration can be computed for bond funds, you can estimate the effect of interest rate fluctuations on share prices by multiplying the fund’s duration by an expected change in interest rates. For example, the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

The fund may invest up to 35% of its net assets in corporate bonds, bank loans, and other debt instruments that are rated below investment grade (below BBB-, or an equivalent rating), commonly known as high yield instruments, by each of the credit rating agencies that have assigned a rating to the security or, if unrated, deemed by the adviser to be below investment grade. The fund may invest in securities issued by both U.S. and non-U.S. issuers, including issuers in emerging market countries.

The fund may use a variety of derivatives, such as futures, options, forwards, and swaps for a number of purposes, such as for exposure or hedging. Specifically, the fund uses interest rate futures, interest rate swaptions, interest rate future options, and credit default swaptions. The fund uses interest rate futures, interest rate swaptions, and interest rate future options to manage the fund’s exposure to changes in interest rates or to adjust portfolio duration. Credit default swaptions are typically used in an effort to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

The fund may also purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. The fund will generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. The fund also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the fund does not own, to potentially enhance returns or manage risk.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.